Subsidiaries (Details)							12 Months Ended
	Dec. 13, 2024	Dec. 12, 2024	Apr. 25, 2024	Apr. 24, 2024	Jun. 23, 2023	Sep. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Brit Limited (Brit)
Subsidiaries
Percentage equity interest in acquiree	100.00%	86.20%
Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Percentage equity interest in acquiree					83.40%	82.90%		83.40%
Gulf Insurance Group K.S.C.P.
Subsidiaries
Percentage equity interest in acquiree			97.10%	90.00%
Peak Achievement Athletics, Inc.
Subsidiaries
Percentage equity interest in acquiree								42.60%
U.S. Run-off | TIG Insurance Company (TIG Insurance)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Gulf Insurance Group K.S.C.P.
Subsidiaries
Percentage equity interest in acquiree							97.10%
Property and Casualty Insurance and Reinsurance | North American Insurers | Northbridge Financial Corporation (Northbridge)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Crum & Forster Holdings Corp. (Crum & Forster)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Zenith National Insurance Corp. (Zenith National)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Odyssey Group Holdings, Inc. (Odyssey Group)
Subsidiaries
Percentage equity interest in acquiree							90.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Brit Limited (Brit)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Ki Financial Limited (Ki Insurance)
Subsidiaries
Percentage equity interest in acquiree							20.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Percentage equity interest in acquiree							83.40%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Bryte Insurance Company Ltd (Bryte Insurance)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Eurolife FFH General Insurance Single Member S.A. (Eurolife General)
Subsidiaries
Percentage equity interest in acquiree							80.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Polskie Towarzystwo Reasekuracji Spolka Akcyjna (Polish Re)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Colonnade Insurance S.A. (Colonnade Insurance)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | FFH Ukraine Holdings (Fairfax Ukraine)
Subsidiaries
Percentage equity interest in acquiree							70.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | ARX Insurance Company (ARX Insurance)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Private Joint Stock Company Insurance Company Universalna (Universalna)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | La Meridional Compania Argentina de Seguros S.A. (La Meridional Argentina)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBS Seguros Colombia S.A. (Southbridge Colombia)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBI Seguros Uruguay S.A. (Southbridge Uruguay)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Southbridge Compania de Seguros Generales S.A. (Southbridge Chile)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Group Re | CRC Reinsurance Limited (CRC Re)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Wentworth Insurance Company Ltd. (Wentworth)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Connemara Reinsurance Company Ltd. (Connemara)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Falcon Insurance Company (Hong Kong) Limited (Falcon)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | The Pacific Insurance Berhad (Pacific Insurance)
Subsidiaries
Percentage equity interest in acquiree							85.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Subsidiaries
Percentage equity interest in acquiree							80.80%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Fairfirst Insurance Limited (Fairfirst Insurance)
Subsidiaries
Percentage equity interest in acquiree							78.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Falcon Insurance Public Company Limited (Falcon Thailand) [Member]
Subsidiaries
Percentage equity interest in acquiree							96.70%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Singapore Reinsurance Corporation Limited (Singapore Re)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Life insurance and Run-off | Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)
Subsidiaries
Percentage equity interest in acquiree							80.00%
Investment management | Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Non-insurance companies | Restaurants and retail | Recipe Unlimited Corporation (Recipe)
Subsidiaries
Percentage equity interest in acquiree							84.00%
Non-insurance companies | Restaurants and retail | Sleep Country Canada Holdings Inc. (Sleep Country)
Subsidiaries
Percentage equity interest in acquiree							100.00%
Non-insurance companies | Restaurants and retail | Sporting Life Group Limited (Sporting Life Group)
Subsidiaries
Percentage equity interest in acquiree							90.10%
Non-insurance companies | Fairfax India | Fairfax India Holdings Corporation (Fairfax India)
Subsidiaries
Percentage equity interest in acquiree							42.70%
Proportion of voting rights held							95.20%
Non-insurance companies | Thomas Cook India | Thomas Cook (India) Limited (Thomas Cook India)
Subsidiaries
Percentage equity interest in acquiree							64.50%
Non-insurance companies | Other | AGT Food and Ingredients Inc. (AGT)
Subsidiaries
Percentage equity interest in acquiree							65.70%
Non-insurance companies | Other | Boat Rocker Media Inc. (Boat Rocker)
Subsidiaries
Percentage equity interest in acquiree							44.50%
Proportion of voting rights held							56.00%
Non-insurance companies | Other | Dexterra Group Inc. (Dexterra Group)
Subsidiaries
Percentage equity interest in acquiree							49.70%
Non-insurance companies | Other | Farmers Edge Inc. (Farmers Edge)
Subsidiaries
Percentage equity interest in acquiree							70.50%
Non-insurance companies | Other | Grivalia Hospitality S.A. (Grivalia Hospitality)
Subsidiaries
Percentage equity interest in acquiree							85.20%
Non-insurance companies | Other | Meadow Foods Limited (Meadow Foods)
Subsidiaries
Percentage equity interest in acquiree							93.20%
Non-insurance companies | Other | Peak Achievement Athletics, Inc.
Subsidiaries
Percentage equity interest in acquiree							100.00%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts)
Subsidiaries
Percentage equity interest in acquiree							64.50%
Proportion of voting rights held							100.00%
Brit Limited (Brit) | Ki Financial Limited (Ki Insurance)
Subsidiaries
Proportion of voting rights held							51.00%